Bank Lines of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Financial Services, Banking and Thrift
Deposit Liabilities Disclosures

[6] Bank Lines of Credit

A summary of the Company’s credit facilities is as follows:

	March 31,	December 31,
	2012	2011
Credit line of $75,000 as of December 16, 2011, due June 1, 2012. Monthly payments of accrued unpaid interest due beginning February 1, 2012. Principal plus all accrued unpaid interest due on June 1, 2012. Interest rate is bank’s prime rate plus 1.75%, minimum of 5.75%. Collateralized by the assets of the company.	$20,500	$--

Various unsecured Credit Cards of $161,000, minimum payment of principal and interest are due monthly at the credit card’s annual interest rate. At March 31, 2012 and December 31, 201, the interest rates ranged from 3.99% to 8.75%.	101,998	104,326

Total	122,498	104,326

Less: Current maturities included in current liabilities	122,498	104,326

Total Long-Term Portion	$--	$--

The Company’s CEO and majority shareholder also serves as a guarantor of the Company’s debt.

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009 between the company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgment, less credits for payment made through the date of default. The credit line was paid off in November 2011 through an assignment and convertible debt agreement with Asher Enterprises, Inc.

[7] Bank Lines of Credit

A summary of the Company’s credit facilities is as follows:

	December 31,
	2011	2010
Credit line of $75,000 as of December 16, 2011, due June 1, 2012. Monthly payments of accrued unpaid interest due beginning February 1, 2012. Principal plus all accrued unpaid interest due on June 1, 2012. Interest rate is bank’s prime rate plus 1.75%, minimum of 5.75%. Collateralized by the assets of the company.	$--	$--

Credit Line of $55,000 monthly payments of $500 and one payment on June 30, 2011 equal to outstanding balance; interest at the bank’s prime rate plus .75%. At December 31, 2010 and 2009, the interest rate was 4.00%. Collateralized by the assets of the Company. (1)	--	40,153

Various unsecured Credit Cards of $161,000, minimum payment of principal and interest are due monthly at the credit card’s annual interest rate. At December 31, 2011 and 2010, the interest rates ranged from 3.99% to 24.90%.	104,326	160,713

Total	104,326	200,866

Less: Current maturities included in current liabilities	104,326	200,866

Total Long-Term Portion	$--	$--

The Company’s CEO and majority shareholder also serves as a guarantor of the Company’s debt.

(1) Terms are per the Post Judgement Payment and Forbearance Agreement dated October 9, 2009, between the Company and the bank. In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgement, less credits for payment made through the date of default.  The credit line was paid off in November 2011, through an assignment and convertible debt agreement with Asher Enterprises, Inc.